Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments
Note 11 - Commitments and contingencies

A.	Leases

The Company leases office space under non-cancelable operating lease until December 31, 2022. Total rent expenses under the operating leases were approximately $578 thousand, $456 thousand and $405 thousand for the years ended December 31, 2021, 2020, and 2019, respectively.

Future minimum lease payments under non-cancelable operating leases at December 31, 2021, are $945 thousand.

B.	Legal proceedings

The Company may be subject from time to time to various proceedings, lawsuits, disputes, or claims in the ordinary course of business. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to the Company, would individually or taken together, have a material adverse effect on its business, financial position, results of operations, or cash flows.